CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Balance at Mar. 31, 2012	¥ 1,420,471	¥ 144,026	¥ 179,223	¥ 1,202,450	¥ (96,056)	¥ (48,907)	¥ 1,380,736	¥ 39,735
Contribution to subsidiaries	2,229						0	2,229
Transaction with noncontrolling interests	(134)		98		(89)		9	(143)
Comprehensive income, net of tax:
Net income	115,073			111,909			111,909	3,164
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	13,330				12,829		12,829	501
Net change of defined benefit pension plans	4,759				4,758		4,758	1
Net change of foreign currency translation adjustments	45,755				42,020		42,020	3,735
Net change of unrealized gains (losses) on derivative instruments	268				275		275	(7)
Total other comprehensive income (loss)	64,112						59,882	4,230
Total comprehensive income	179,185						171,791	7,394
Cash dividends	(14,914)			(9,676)			(9,676)	(5,238)
Conversion of convertible bond	99,773	49,840	49,933				99,773	0
Exercise of stock options	345	173	172				345	0
Acquisition of treasury stock	(3)					(3)	(3)	0
Other, net	621		174	361		86	621	0
Balance at Mar. 31, 2013	1,687,573	194,039	229,600	1,305,044	(36,263)	(48,824)	1,643,596	43,977
Contribution to subsidiaries	89,233						0	89,233
Transaction with noncontrolling interests	2,294		239				239	2,055
Comprehensive income, net of tax:
Net income	191,179			187,364			187,364	3,815
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10,603				9,677		9,677	926
Net change of defined benefit pension plans	3,570				3,357		3,357	213
Net change of foreign currency translation adjustments	32,829				21,810		21,810	11,019
Net change of unrealized gains (losses) on derivative instruments	1,487				1,457		1,457	30
Total other comprehensive income (loss)	48,489						36,301	12,188
Total comprehensive income	239,668						223,665	16,003
Cash dividends	(17,977)			(15,878)			(15,878)	(2,099)
Conversion of convertible bond	49,944	25,066	24,878				49,944	0
Exercise of stock options	863	441	422				863	0
Acquisition of treasury stock	(19)					(19)	(19)	0
Acquisition of Robeco	47,259			(5,471)		24,880	19,409	27,850
Other, net	(2,473)		310	(2,887)		104	(2,473)	0
Balance at Mar. 31, 2014	2,096,365	219,546	255,449	1,468,172	38	(23,859)	1,919,346	177,019
Contribution to subsidiaries	26,447						0	26,447
Transaction with noncontrolling interests	(41,144)		(505)		96		(409)	(40,735)
Comprehensive income, net of tax:
Net income	250,287			234,948			234,948	15,339
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	9,867				11,679		11,679	(1,812)
Net change of defined benefit pension plans	(14,952)				(13,218)		(13,218)	(1,734)
Net change of foreign currency translation adjustments	27,860				32,284		32,284	(4,424)
Net change of unrealized gains (losses) on derivative instruments	(561)				(506)		(506)	(55)
Total other comprehensive income (loss)	22,214						30,239	(8,025)
Total comprehensive income	272,501						265,187	7,314
Cash dividends	(34,289)			(30,117)			(30,117)	(4,172)
Exercise of stock options	1,014	510	504				1,014	0
Acquisition of treasury stock	(3,423)					(3,423)	(3,423)	0
Disposition of treasury stock	0		(697)	(174)		871	0	0
Other, net	600		844	(244)			600	0
Balance at Mar. 31, 2015	¥ 2,318,071	¥ 220,056	¥ 255,595	¥ 1,672,585	¥ 30,373	¥ (26,411)	¥ 2,152,198	¥ 165,873